Client Name:
Client Project Name:	MELLO 18-1
Start - End Dates:	1/16/2018 - 3/2/2018
Deal Loan Count:	106

Loan Level Tape Compare Upload

Loans in Report	106

Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
192294742	XXX	Origination Date	XXX	XXX
197246836	XXX	Debt to Income Ratio (Back)	22.8290	20.3677
201739810	XXX	Debt to Income Ratio (Back)	33.2240	29.8357
202949247	XXX	Debt to Income Ratio (Back)	40.9360	38.2008
211880914	XXX	Combined LTV	80	85
215003267	XXX	Debt to Income Ratio (Back)	36.2370	43.1403
218953109	XXX	Debt to Income Ratio (Back)	38.1330	42.9218
225514907	XXX	Combined LTV	80	90
229614805	XXX	Debt to Income Ratio (Back)	36.2520	37.4827
230623053	XXX	Debt to Income Ratio (Back)	33.1180	32.0075
230623053	XXX	Origination Date	XXX	XXX
232257573	XXX	Debt to Income Ratio (Back)	28.8280	33.7862
233939968	XXX	Property Type	Low Rise Condo (1-4)	High Rise Condo (9+)
234415084	XXX	Debt to Income Ratio (Back)	38.5110	40.8536
239220024	XXX	Debt to Income Ratio (Back)	40.4470	41.6993
239220024	XXX	Property Type	Low Rise Condo (1-4)	Mid Rise Condo (5-8)
244279835	XXX	Debt to Income Ratio (Back)	36.1650	38.6456
246894203	XXX	Debt to Income Ratio (Back)	30.8130	32.2100
251340342	XXX	Debt to Income Ratio (Back)	39.7600	41.0694
255549121	XXX	Combined LTV	75	90
255549121	XXX	Debt to Income Ratio (Back)	19.9870	22.9678
265870426	XXX	Property Type	SFR	Detached PUD
273198254	XXX	Debt to Income Ratio (Back)	32.7320	35.6650
280333173	XXX	Debt to Income Ratio (Back)	37.6040	39.0248
280433586	XXX	Origination Date	XXX	XXX
283328640	XXX	Debt to Income Ratio (Back)	33.6540	35.6311
284759425	XXX	Property Type	Condotel	Low Rise Condo (1-4)
292512897	XXX	Disbursement Date	XXX	XXX
294968061	XXX	Property Type	Low Rise Condo (1-4)	Rowhouse
305163051	XXX	Property Type	Detached PUD	Attached PUD
312968384	XXX	Property Type	Detached PUD	Attached PUD
323910523	XXX	Origination Date	XXX	XXX

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